UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Management, LP

Address:  235 Pine Street, Suite 1600
          San Francisco, California 94104


13F File Number: 028-12488


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bedford
Title:  Executive Officer
Phone:  (415) 568-3380


Signature, Place and Date of Signing:

  /s/ Scott A. Bedford       San Francisco, California        May 13, 2010
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $35,504

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number         Name

    1.       028-12522                    Peninsula Master Fund, Ltd.

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

                                                   FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                             TITLE                   VALUE   SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER               OF CLASS     CUSIP              PRN AMT   PRN  CALL  DISCRETION    MANAGERS  SOLE     SHARED    NONE
ARUBA NETWORKS INC            COM       043176106   1,366    100,000    SH        Shared-defined    1       100,000
ATHEROS COMMUNICATIONS INC    COM       04743P108   2,323    60,000     SH        Shared-defined    1       60,000
CAVIUM NETWORKS INC           COM       14965A101   1,493    60,000     SH        Shared-defined    1       60,000
CISCO SYS INC                 COM       17275R102   2,603    100,000    SH        Shared-defined    1       100,000
ELOYALTY CORP                 COM NEW   290151307   3,935    698,945    SH        Shared-defined    1       698,945
ELOYALTY CORP                 COM NEW   290151307   1,007    178,800    SH        Sole              None    178,800
EVOLUTION PETROLEUM CORP      COM       30049A107   10,934   2,356,400  SH        Shared-defined    1       2,356,400
MARVELL TECHNOLOGY GROUP LTD  COM       G5876H105   1,021    50,000     SH        Shared-defined    1       50,000
MARVELL TECHNOLOGY GROUP LTD  COM       G5876H105   511      25,000     SH        Sole              None    25,000
NETAPP INC                    COM       64110D104   2,278    70,000     SH        Shared-defined    1       70,000
NETAPP INC                    COM       64110D104   325      10,000     SH  CALL  Shared-defined    1       10,000
NETLOGIC MICROSYSTEMS INC     COM       64118B100   736      25,000     SH        Shared-defined    1       25,000
PLX TECHNOLOGY INC            COM       693417107   553      105,000    SH        Sole              None    105,000
RACKSPACE HOSTING INC         COM       750086100   937      50,000     SH        Shared-defined    1       50,000
SOLARWINDS INC                COM       83416B109   1,516    70,000     SH        Shared-defined    1       70,000
SXC HEALTH SOLUTIONS CORP     COM       78505P100   2,018    30,000     SH        Shared-defined    1       30,000
WESTERN DIGITAL CORP          COM       958102105   1,950    50,000     SH        Shared-defined    1       50,000

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